Summary of Changes in Accumulated Other Comprehensive Income by Component (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period	$ 1,422	$ 1,863
Translation adjustments and other, net of tax effects of $(8), $(165) and $205	(16)	(306)	381
Net current period other comprehensive income (loss)	(26)	255	(627)
Net current period other comprehensive income (loss)	363	(390)	1,054
Accumulated other comprehensive income (loss), end of period	1,743	1,422	1,863
Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period	92	(163)	464
Unrealized gains (losses), net of tax effects of $54, $127 and $(340)	101	236	(632)
Tax expense (benefit) included in provision for income taxes	68	(10)	(2)
Amounts reclassified from accumulated other comprehensive income	(127)	19	5
Net current period other comprehensive income (loss)	(26)	255	(627)
Accumulated other comprehensive income (loss), end of period	66	92	(163)
Derivatives | Revenue
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments for losses (gains) included in revenue	(195)	29	7
Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period	1,431	1,821	767
Unrealized gains (losses), net of tax effects of $244, $(93) and $726	453	(172)	1,349
Tax expense included in provision for income taxes	49	117	159
Amounts reclassified from accumulated other comprehensive income	(90)	(218)	(295)
Net current period other comprehensive income (loss)	363	(390)	1,054
Accumulated other comprehensive income (loss), end of period	1,794	1,431	1,821
Investments | Other Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments for gains included in other income (expense)	(139)	(335)	(454)
Translation Adjustments and Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period	(101)	205	(176)
Translation adjustments and other, net of tax effects of $(8), $(165) and $205	(16)	(306)	381
Accumulated other comprehensive income (loss), end of period	$ (117)	$ (101)	$ 205